Consolidated statements of cash flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 83,856	$ 39,821	$ 55,980
Adjustments to reconcile net income to net cash provided by operating activities:
Activities of derivative financial instruments and hedging	17,177	(6,498)	1,391
Depreciation and amortization of premises and equipment	2,166	2,510	2,671
Provision for loan losses	8,841	9,091	18,293
Reversal of provision for losses on off-balance sheet credit risk	(4,448)	(13,926)	(3,463)
Impairment loss on assets	57		120
Net gain on sale of securities available-for-sale	(3,413)	(2,346)	(546)
Compensation cost - compensation plans	2,311	2,099	1,596
Amortization of premium and discounts on investments	6,912	7,597	9,382
Net decrease (increase) in operating assets:
Trading assets	29,766	(135)	(5,338)
Investment fund	46,866	30,284	(46,880)
Accrued interest receivable	(7,058)	(5,549)	20,758
Other assets	(7,507)	(24,409)	(5,126)
Net increase (decrease) in operating liabilities:
Trading liabilities	1,647	786	(11,005)
Accrued interest payable	1,706	(1,207)	(21,665)
Other liabilities	1,308	30,921	1,303
Net cash provided by operating activities	180,187	69,039	17,471
Cash flows from investing activities:
Net decrease (increase) in pledged deposits	(7,919)	6,507	52,422
Net increase in deposits with original maturities greater than three months	(30,000)
Net increase in loans	(901,103)	(1,308,935)	(160,471)
Proceeds from the sale of loans	9,261	20,000
Acquisition of premises and equipment	(2,308)	(1,293)	(2,450)
Proceeds from the redemption of securities available-for-sale	19,484	33,074	50,509
Proceeds from the sale of securities available-for-sale	264,997	151,267	146,471
Proceeds from the maturity of securities held-to-maturity	13,500		28,275
Purchases of investments available-for-sale	(364,993)	(93,009)	(9,994)
Purchases of investments held-to-maturity	(7,050)	(33,196)
Net cash provided by (used in) investing activities	(1,006,131)	(1,225,585)	104,762
Cash flows from financing activities:
Net increase in due to depositors	482,581	564,679	87,198
Net increase (decrease) in short-term borrowings and securities sold under repurchase agreements	340,141	961,195	(813,789)
Proceeds from borrowings and long-term debt	824,139	212,960	335,598
Repayments of borrowings and long-term debt	(411,731)	(528,207)	(150,163)
Dividends paid	(29,505)	(22,720)	(34,593)
Subscriptions of redeemable noncontrolling interest	531	9,900	32,090
Redemptions of redeemable noncontrolling interest	(14,610)	(23,427)	(2,997)
Exercised stock options	4,101	834	808
Repurchase of common stock		(3)
Net cash provided by (used in) financing activities	1,195,647	1,175,211	(545,848)
Effect of exchange rate fluctuations on cash and cash equivalents	(852)
Net increase (decrease) in cash and cash equivalents	368,851	18,665	(423,615)
Cash and cash equivalents at beginning of the year	420,639	401,974	825,589
Cash and cash equivalents at end of the year	789,490	420,639	401,974
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	$ 53,011	$ 46,182	$ 98,877